Short Term Loan - Additional Information (Detail)			12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2013 US Dollar Denominated Bank Borrowing USD ($)	Dec. 31, 2013 US Dollar Denominated Bank Borrowing 3-month LIBOR	Dec. 31, 2013 US Dollar Denominated Bank Borrowing Lenders Cost Of Funds
Short-term Debt [Line Items]
Short-term loan outstanding	$ 101,313,860	613,323,717	$ 100,600,000
Variable interest rate				1.20%	1.20%
Short-term loan, maturity date			Jun. 25, 2014